Average Annual Total Returns		12 Months Ended		15 Months Ended		19 Months Ended	36 Months Ended	47 Months Ended	50 Months Ended			61 Months Ended	62 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[1],[2],[3]			6.47% [2]			(0.07%)	[1]			(0.17%) [3]
50% ICE BoFA 5-10 Year US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]	9.17%											3.17%
Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.25%											1.20%
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	22.34%						10.57%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	[8],[9],[10]	14.75%	[10]				9.85%	[8]		13.01% [9]
Dow Jones U.S. Moderately Conservative Portfolio Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	9.94%							3.16%
Morningstar U.S. Large- Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		17.71%	[12],[13]	16.38%	[13]		21.99% [12]
Bloomberg World Large & Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	22.57%									9.21%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16]	15.80%									6.14%
IQ Merger Arbitrage Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]	6.16%										0.91%
RAREVIEW DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.75%											6.24%
Performance Inception Date													Oct. 20, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.14%											3.86%
RAREVIEW DYNAMIC FIXED INCOME ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.68%											3.92%
RAREVIEW TAX ADVANTAGED INCOME ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.90%											1.25%
Performance Inception Date													Oct. 20, 2020
RAREVIEW TAX ADVANTAGED INCOME ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.47%											0.60%
RAREVIEW TAX ADVANTAGED INCOME ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%											1.27%
RAREVIEW SYSTEMATIC EQUITY ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.36%						11.44%
Performance Inception Date								Jan. 20, 2022
RAREVIEW SYSTEMATIC EQUITY ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.22%						10.50%
RAREVIEW SYSTEMATIC EQUITY ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.04%						8.71%
RAREVIEW TOTAL RETURN BOND ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.69%				5.31%
Performance Inception Date						May 31, 2024
RAREVIEW TOTAL RETURN BOND ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.95%				3.37%
RAREVIEW TOTAL RETURN BOND ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.94%				3.23%
Adaptive Core ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.31%							(1.62%)
Performance Inception Date									Nov. 02, 2021
Adaptive Core ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.31%							(1.80%)
Adaptive Core ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.55%							(1.30%)
Mindful Conservative ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.50%							(0.72%)
Performance Inception Date									Nov. 02, 2021
Mindful Conservative ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.12%							(1.74%)
Mindful Conservative ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.66%							(0.97%)
Mohr Sector Nav ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.44%					13.48%
Performance Inception Date							Jan. 11, 2023
Mohr Sector Nav ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.44%					12.94%
Mohr Sector Nav ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.14%					10.33%
Mohr Company Nav ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.64%		18.33%
Performance Inception Date				Sep. 30, 2024
Mohr Company Nav ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.64%		18.33%
Mohr Company Nav ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.85%		14.04%
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.13%									7.17%
Performance Inception Date											Nov. 16, 2021
Goose Hollow Tactical Allocation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.47%									6.25%
Goose Hollow Tactical Allocation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.00%									5.21%
THE SPAC AND NEW ISSUE ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%										1.12%
Performance Inception Date												Dec. 15, 2020
THE SPAC AND NEW ISSUE ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.31%										(0.42%)
THE SPAC AND NEW ISSUE ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.50%										0.22%

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[4]	The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[5]	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[7]	The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,511 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[8]	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[9]	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. The index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[10]	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[11]	The Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[12]	The Morningstar U.S. Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[13]	The Morningstar U.S. Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[14]	The Bloomberg World Large and Mid Cap Index is a float market-cap-weighted equity benchmark that covers the top 85% of market cap of the measured market. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[15]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[16]	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[17]	The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.